Summary of Significant Accounting Policies - Shipping and other handling costs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disaggregation of Revenue [Line Items]
Sales and marketing expenses	¥ 67,018	$ 10,271	¥ 108,858	¥ 103,293
Shipping and other handling costs
Disaggregation of Revenue [Line Items]
Sales and marketing expenses	¥ 3,460	$ 530	¥ 13,945	¥ 12,565